Summary of material accounting policies - Material accounting policies	12 Months Ended
Dec. 31, 2025
Disclosure Of Material Accounting Policy Information [Line Items]
Material accounting policies
Note 1
Summary of material accounting policies (continued)
a) Material accounting policies
This Note describes the
material accounting policies applied in
the preparation of the
consolidated financial statements
(the Financial
Statements) of
UBS Group AG
and its
subsidiaries (UBS
or the
Group). On
6 March
2026, the
Financial
Statements were authorized for issue by the Board of Directors of UBS Group AG (the BoD) and are subject to
approval
by the Annual General Meeting of Shareholders on 15 April 2026.
Basis of accounting
The
Financial
Statements
have
been
prepared
in
accordance
with
IFRS
Accounting
Standards,
as
issued
by
the
International Accounting Standards Board (the IASB), and are presented in US dollars.
Disclosures marked as audited in the “Risk, capital, liquidity and funding, and balance sheet” section of this report form an integral part of the Financial
Statements. These disclosures relate to
requirements under IFRS 7,
Financial Instruments:
Disclosures
, and IAS 1,
Presentation of Financial Statements
, and are not repeated in this section.
The
accounting policies
described in
this
Note
have
been
applied
consistently in
all
years
presented unless
otherwise
stated in Note 1b.
Critical accounting estimates and judgments
Preparation of these
Financial Statements
under IFRS Accounting
Standards requires
management to
apply judgment
and make estimates
and assumptions
that
affect reported
amounts of
assets, liabilities,
income and
expenses,
and disclosure
of contingent
assets and
liabilities,
and may
involve significant
uncertainty
at the
time they
are made.
Such estimates
and assumptions
are based
on the
best available
information.
UBS regularly
reassesses
such estimates
and assumptions,
which
encompass historical experience,
expectations of the future and other pertinent factors, to determine their continuing relevance based on current conditions, updating them as necessary.
Changes in those
estimates and assumptions
may have a significant
effect on the Financial
Statements. Furthermore,
actual results
may differ significantly
from UBS’s
estimates,
which could
result in significant
losses to the
Group, beyond
what was anticipated
or provided
for.
The following
areas contain
estimation uncertainty
or require
critical judgment
and have
a significant
effect on
amounts recognized
in the
Financial
Statements:
– expected credit loss measurement (refer to item 2g in this Note and to Note 19);
– fair value measurement (refer to item 2f in this Note and to Note 20);
– income taxes (refer to item 6 in this Note and to Note 8);
– provisions and contingent liabilities (refer to item 10 in this Note and to Note 17); and
– goodwill (refer to item 9 in this Note and to Note 12).
Comparability
The income statement, the statement of comprehensive income, the statement of changes in equity and the
statement
of cash
flows for
the years
ended 31 December
2025 and
31 December 2024
are based
entirely on
consolidated data
following the
acquisition of
the Credit
Suisse Group.
The income
statement, the
statement of
comprehensive income,
the statement of changes
in equity and the
statement of cash flows
for the year ended
31 December 2023 include seven
months
of
post-acquisition
consolidated
data
following
the
acquisition
of
the
Credit
Suisse
Group
(June
through
December 2023) and five months of UBS Group data only (January through May 2023).
The balance sheet
information as at
31 December 2025 and
as at 31 December
2024 is based
entirely on post-merger
consolidated information.
›
Refer to Note 28 for more information
1) Consolidation and business combinations
Consolidation
The Financial
Statements include
the financial
statements of
the parent
company (UBS Group
AG) and
its subsidiaries,
presented as a single economic entity;
intercompany transactions and balances have been eliminated.
UBS consolidates
all entities that
it controls, including
structured entities (SEs),
which is the
case when it
has: (i) power over
the relevant
activities of the entity; (ii) exposure to the variable returns from involvement with the entity; and (iii) the ability to use its power to affect its own returns.
Consideration is given to all facts
and circumstances to determine whether the
Group has power over another entity,
i.e.
the current ability to direct the relevant activities of an entity when decisions about those activities need to be made.
Subsidiaries, including
SEs, are
consolidated from
the date
when control
is gained
and deconsolidated
from the
date
when control ceases. Control, or the lack thereof, is reassessed if facts and circumstances indicate that there is a change
to one or more elements required to establish that control is present.
›
Refer to Note 27 for more information
Business combinations
Business combinations are accounted for using the acquisition method, as prescribed by IFRS
3,
Business Combinations .
Under this method, any excess of the acquisition-date amounts of the identifiable net assets acquired over the fair value of the consideration
transferred results
in negative goodwill
that is recognized
in the income
statement on the
date of
the acquisition, with transaction costs expensed as incurred.
2) Financial instruments
a. Recognition
UBS generally recognizes financial instruments when it becomes a party to contractual provisions of an instrument.
However,
UBS does
not recognize
assets received
in transfers
that do
not
qualify for
derecognition
by the
transferor
(symmetrically applying derecognition
principles under IFRS
Accounting Standards
as described
in item 2e
below). UBS
applies settlement date accounting to all standard purchases and sales of non-derivative financial instruments.
UBS
may
act
in
a
fiduciary
capacity
for
individuals,
trusts,
retirement
benefit
plans
and
other
institutions,
holding
or
placing assets on
their behalf.
Unless these activities
qualify for recognition,
applying the above
criteria such assets
are
not recognized on UBS’s balance sheet.
Client cash balances associated with derivatives clearing and execution services are not recognized on the balance sheet if,
through
contractual
agreement,
regulation
or
practice,
UBS
neither
obtains
benefits
from
nor
controls
such
cash
balances.
b. Classification, measurement and presentation
Financial assets
Where
the contractual
terms of
a debt
instrument held
result
in cash
flows that
are
solely payments
of principal
and
interest (SPPI) on the principal
amount outstanding, the debt instrument is
classified as measured at amortized cost
if it
is held within
a business model
that has an
objective of holding
financial assets to
collect contractual cash
flows, or at
fair value through other comprehensive
income (FVOCI) if it
is held within a business
model that has an objective
of both
collecting contractual cash flows and selling financial assets.
All other
financial assets
are measured
at fair
value through
profit or
loss (FVTPL),
including those
held for
trading or
those managed on a fair value
basis, except for derivatives designated
in certain hedge accounting relationships
(refer to
item 2j in this Note for more information).
UBS determines
the nature
of a
business model
by considering
the way
portfolios of
financial assets
are managed
to
achieve a particular business objective at the time an asset is recognized.
In assessing whether contractual cash flows
are SPPI, the Group considers whether the
contractual terms of the financial
asset
contain
a
term
that
could
change
the
timing
or
amount
of
contractual
cash
flows
arising
over
the
life
of
the
instrument by a significant
amount. This assessment includes
contractual cash flows
that may vary due
to environmental,
social and governance (ESG) triggers.
Financial liabilities
Financial liabilities measured at amortized cost
Debt
issued measured
at amortized
cost
includes contingent
capital instruments
issued prior
to November
2023 that
contain
contractual
provisions
under
which
the
principal
amounts
would
be
written
down
upon
either
a
specified
common equity
tier 1 (CET1) ratio
breach or a
determination by
the Swiss Financial
Market Supervisory Authority
(FINMA)
that a viability event
has occurred. Such
contractual provisions are
not derivatives, as the
underlying is deemed to
be a
non-financial variable
specific to
a party
to the
contract. Issuances
after November
2023 include
a contractual
equity
conversion feature with
the same triggers,
i.e. a CET1
ratio breach or a
FINMA-determined viability event.
When the debt
is issued in US dollars,
these conversion features are
classified as equity and are
presented in
Share premium
separately
from the amortized cost debt host.
When the legal bail-in mechanism for write-down or conversion into equity does not form part of the contractual terms of issued debt instruments, it does not affect the accounting classification of these instruments as debt or equity.
If a debt were to be written down or converted
into equity in a future period, it would be partially
or fully derecognized,
with
the
difference
between
its
carrying
amount
and
the
fair
value
of
any
equity
issued
recognized
in
the
income
statement, with the conversion features classified as equity always remaining in
Equity attributable to shareholders
.
Financial liabilities measured at fair value through profit or loss
UBS designates certain issued debt instruments
as financial liabilities at fair value through profit or
loss, on the basis that
such
financial
instruments
include
embedded
derivatives
that
are
not
closely
related
to
the
host
contract
and
that
significantly impact the cash flows of the instrument and / or are managed on a fair value basis (refer to the table below
for more
information). Financial
instruments including
embedded derivatives
arise predominantly
from the
issuance of
certain structured debt instruments.
Measurement and presentation
On initial recognition, financial instruments
are measured at fair value adjusted for
directly attributable transaction costs,
unless the instrument is classified at FVTPL, in which case transaction costs are excluded.
After initial recognition, UBS classifies,
measures and presents its financial
assets and liabilities in accordance with
IFRS 9,
as described in the table below.
Classification, measurement and presentation of financial assets
Financial assets classification Significant items included Measurement and presentation
Measured at
amortized cost
This classification includes:
– cash and balances at central banks;
– amounts due from banks;
– receivables from securities financing transactions;
– cash collateral receivables on derivative
instruments;
– residential and commercial mortgages;
– corporate loans;
– secured loans, including Lombard loans, and
unsecured loans; and
– debt securities held as high-quality liquid assets
(HQLA).
Measured at amortized cost using the effective interest
method less allowances for expected credit losses (ECL)
(refer to items 2d and 2g in this Note for more information).
The following items are recognized in the income
statement:
– interest income, which is accounted for in accordance
with item 2d in this Note;
–
ECL and reversals;
and
– foreign exchange (FX) translation gains and losses.
When a financial asset at amortized cost is derecognized,
the gain or loss is recognized in the income statement.
For amounts arising from daily settlement of certain
derivatives, see below in this table.
Measured at
FVOCI
Debt
instruments
measured at
FVOCI
This classification primarily includes debt securities
held as HQLA.
Measured at fair value, with unrealized gains and losses
reported in Other comprehensive income , net of applicable
income taxes, until such instruments are derecognized.
Upon derecognition, any accumulated balances in Other
comprehensive income
are reclassified to the income
statement and reported within Other income.
The following items, which are determined on the same
basis as for financial assets measured at amortized cost, are recognized in the income statement:
– interest income, which is accounted for in accordance
with item 2d in this Note;
– ECL and reversals; and
– FX translation gains and losses.
Classification, measurement and presentation of financial assets
Financial assets classification Significant items included Measurement and presentation
Measured at
FVTPL
Held for
trading
Financial assets held for trading include:
– all derivatives with a positive replacement value, except
those that are designated and effective hedging
instruments; and
– other financial assets originated or acquired principally
for the purpose of selling or repurchasing in the near
term, or that are part of a portfolio of identified
financial instruments that are managed together and
for which there is evidence of a recent actual pattern of
short-term profit taking. Included in this category are
debt instruments (including those in the form of
securities, money market paper, and traded corporate
and bank loans) and equity instruments.
Measured at fair value, with changes recognized in the
income statement.
Derivative assets (including derivatives that are designated and effective hedging instruments) are generally
presented as Derivative financial instruments , except those exchange-traded derivatives (ETD) and over-the-counter
(OTC)-cleared derivatives that are legally settled on a daily basis or economically net settled on a daily basis, which
are presented within Cash collateral receivables on
derivative instruments.
Changes in fair value, initial transaction costs, dividends
and gains and losses arising on disposal or redemption are
recognized in Other net income from financial
instruments measured at fair value through profit or loss ,
except interest income on instruments other than
derivatives (refer to item 2d in this Note), interest on
derivatives designated as hedging instruments in hedges
of interest rate risk and forward points on certain short-
and long-duration FX and interest rate contracts acting as
economic hedges, which are reported in Net interest
income.
Changes in the fair value of derivatives that are
designated and effective hedging instruments are
presented either in the income statement or Other
comprehensive income , depending on the type of hedge
relationship (refer to item 2j in this Note for more
information).
Mandatorily
measured at
FVTPL – Other
Financial assets mandatorily measured at FVTPL that are
not held for trading include:
– certain structured instruments and receivables from
securities financing transactions that are managed on a
fair value basis;
– loans managed on a fair value basis, including those
hedged with credit derivatives;
– certain debt securities held as HQLA and managed on a
fair value basis;
– brokerage receivables, for which contractual cash flows
do not meet the SPPI criterion because the aggregate
balance is accounted for as a single unit of account,
with interest being calculated on the individual
components;
– equity instruments; and
– assets held under unit-linked investment contracts.
Classification, measurement and presentation of financial liabilities
Financial liabilities classification Significant items included Measurement and presentation
Measured at amortized cost This classification includes:
–
demand and time deposits;
– retail savings / deposits;
– sweep deposits;
–
payables from securities financing transactions;
–
non-structured debt issued;
–
subordinated debt;
– commercial paper and certificates of deposit; and
– cash collateral payables on derivative instruments.
Measured at amortized cost using the effective interest
method.
When a financial liability at amortized cost is
derecognized, the gain or loss is recognized in the income
statement.
Interest income generated from client deposits
derecognized pursuant to certain deposit sweep programs
is presented within Net interest income from financial
instruments measured at fair value through profit or loss
and other .
For amounts arising from daily settlement of certain
derivatives, see below in this table.
Measured at
FVTPL
Held for trading Financial liabilities held for trading include:
– all derivatives with a negative replacement value
(including certain loan commitments), except those
that are designated and effective hedging
instruments; and
– obligations to deliver financial instruments, such as
debt and equity instruments, that UBS has sold to
third parties but does not own (short positions).
Measurement and presentation of financial liabilities
classified at FVTPL follow the same principles as for
financial assets classified at FVTPL, except that the amount of change in the fair value of a financial liability
designated at FVTPL that is attributable to changes in
UBS’s own credit risk is presented in Other comprehensive
income
directly within
Retained earnings
and is never
reclassified to the income statement.
Derivative liabilities (including derivatives that are
designated and effective hedging instruments) are
generally presented as
Derivative financial instruments
,
except those ETD and OTC-cleared derivatives that are
legally settled on a daily basis or economically net settled on a daily basis, which are presented within
Cash
collateral payables on derivative instruments.
Designated at
FVTPL
Financial liabilities designated at FVTPL include:
– issued hybrid debt instruments, primarily equity-
linked, credit-linked and rates-linked bonds or notes;
– issued debt instruments managed on a fair value
basis;
– certain payables from securities financing
transactions;
– amounts due under unit-linked investment contracts,
the cash flows of which are linked to financial assets
measured at FVTPL and eliminate an accounting
mismatch; and
– brokerage payables, which arise in conjunction with
brokerage receivables and are measured at FVTPL to
achieve measurement consistency.
c. Loan commitments and financial guarantees
Loan
commitments
are
arrangements
to
provide
credit
under
defined
terms
and
conditions.
Irrevocable
loan
commitments are
classified
as:
(i) derivative
loan
commitments
measured
at
fair
value
through
profit
or
loss;
(ii) loan
commitments designated
at fair
value through
profit
or loss;
or (iii) loan
commitments not
measured
at fair
value, in
which case the ECL requirements as set out in item 2g in this Note apply.
Financial guarantee contracts are contracts that require UBS to make specified payments to reimburse the holder for an
incurred loss because
a specified debtor
fails to make
payments when due
in accordance with
the terms of
a specified
debt instrument. The
ECL requirements
as set
out in
item 2g
in this
Note apply
to financial
guarantees issued that
are
not accounted for at FVTPL.
Financial
guarantee
contracts
held
by
UBS
for
credit
risk
mitigation
purposes
that
are
assessed
to
be
integral
to
the
guaranteed
exposure
are
accounted
for
as
a
component
of
that
exposure
with
cash
flows
expected
from
the
credit
enhancement included in the measurement of the ECL of the respective exposure. Rights to reimbursement arising from
financial
guarantees
held
that
are
not
integral
to
the
terms
of
the
exposure
they
cover
are
recognized
when
their
realization is considered to be virtually certain.
d. Interest income and expense
Interest income
from financial
instruments measured
at amortized
cost and
FVOCI and
interest expense
from financial
instruments measured at amortized cost
are recognized in the income
statement based on the
effective interest method.
When
calculating
the
effective
interest
rate
(the
EIR)
for
financial
instruments
(other
than
credit-impaired
financial
instruments), UBS
estimates future cash
flows considering
all contractual
terms of
the instrument,
but not expected
credit
losses, with the
EIR applied to
the gross carrying
amount of the
financial asset or
the amortized cost
of a financial
liability.
However,
when
a
financial
asset
becomes
credit
impaired
after
initial
recognition,
interest
income
is
determined
by
applying the EIR to
the amortized cost
of the instrument, which
represents the gross
carrying amount adjusted for
any
credit loss allowance.
Upfront fees, including fees on loan commitments not
measured at fair value where a loan is expected
to be issued, and
direct costs are
included within the
initial measurement of a
financial instrument measured at
amortized cost or FVOCI
and recognized over the expected life of the instrument as part of its EIR.
Interest
income on
financial assets,
excluding derivatives,
is included
in
interest
income when
positive and
in interest
expense
when
negative.
Similarly,
interest
expense
on
financial
liabilities,
excluding
derivatives,
is
included
in
interest
expense, except when interest rates are negative, in which case it is included in interest income.
›
Refer to item 2b in this Note and Note 3
for more information
e. Derecognition
Financial assets
UBS derecognizes a
transferred financial asset,
or a portion
of a financial
asset, if the
purchaser has obtained
substantially
all the risks and rewards of the
asset or a significant part
of the risks and rewards combined with
a practical ability to sell
or pledge the asset.
Where
financial
assets
have been
pledged
as
collateral or
in
similar
arrangements, they
are
considered to
have been
transferred if
the counterparty
has received
the contractual
rights to
the cash
flows of
the pledged
assets, as
may be
evidenced by,
for example,
the counterparty’s
right to
sell or
repledge the
assets. In
transfers where
control over
the
financial asset is retained, UBS continues to recognize the asset to the extent of its continuing involvement, determined
by the extent to which it is exposed to changes in the value of the transferred asset following the transfer.
›
Refer to Note 22
for more information
Financial liabilities
UBS
derecognizes
a
financial
liability
when
it
is
extinguished,
i.e.
when
the
obligation
specified
in
the
contract
is
discharged, canceled or expires. When an existing financial
liability is exchanged for a new one from the same
lender on
substantially
different
terms,
or
the
terms
of
an
existing
liability
are
substantially
modified,
the
original
liability
is
derecognized
and
a
new
liability
recognized
with
any
difference
in
the
respective
carrying
amounts
recorded
in
the
income statement.
Most OTC derivative contracts and ETD futures and option
contracts cleared through central clearing counterparties
and
exchanges are considered to be settled on
a daily basis, as the payment
or receipt of a variation margin
on a daily basis
represents a legal or economic settlement, which results in derecognition of the associated derivatives.
›
Refer to Note 21 for more information
f. Fair value of financial instruments
UBS
accounts for
a
significant
portion
of
its
financial
assets
and
liabilities
at
fair
value.
Fair
value
is
the
price
on
the
measurement date that would be received
for the sale of an asset or
paid to transfer a liability in an orderly
transaction
between market participants in the
principal market, or in the
most advantageous market in the
absence of a principal
market.
›
Refer to Note 20 for more information
Critical accounting estimates and judgments
The use of valuation
techniques, modeling assumptions and
estimates of unobservable market
inputs in the fair
valuation of financial instruments
requires
significant
judgment
and
could
affect
the
amount
of
gain
or
loss
recorded
for
a
particular
position.
Valuation
techniques
that
rely
more
heavily
on
unobservable inputs
and sophisticated
models inherently
require
a higher
level of
judgment and
may require
adjustment
to reflect
factors that
market
participants would consider in estimating fair value, such as close-out costs, which are presented in Note 20d.
UBS’s governance framework over
fair value measurement is described
in Note 20b, and UBS
provides a sensitivity analysis of
the estimated effects arising
from changing significant unobservable inputs in Level 3 financial instruments to reasonably possible alternative assumptions in Note 20f.
›
Refer to Note 20 for more information
g. Allowances and provisions for expected credit losses
ECL are
recognized for
financial assets
measured at
amortized cost,
financial assets
measured at
FVOCI, fee
and lease
receivables,
financial
guarantees, and
loan
commitments not
measured
at
fair
value.
ECL
are
also
recognized
on
the
undrawn portion of committed unconditionally revocable
credit lines, which include UBS’s
credit card limits and
master
credit facilities, as UBS is exposed
to credit risk because the borrower has
the ability to draw down funds
before UBS can
take credit risk mitigation actions.
Recognition of expected credit losses
ECL are recognized on the following basis.
–
Stage 1 – those
instruments for which
no significant increase
in credit risk
(SICR) has been
observed (see
Significant
increase in credit risk
below): maximum 12-month ECL
are recognized from initial
recognition, reflecting the portion
of lifetime ECL that would result if a default occurs in the 12 months after the reporting date, weighted by the risk of
a default occurring.
–
Stage 2
–
those
instruments
for
which
an
SICR
is
observed
but
which
are
not
credit
impaired:
lifetime
ECL
are
recognized reflecting lifetime cash
shortfalls that would result
from all possible default
events over the expected
life of
a financial
instrument, weighted
by the
risk of
a default
occurring. When
an SICR
is no
longer observed,
the instrument
will move back to stage 1.
– Stage 3 – credit-impaired financial instruments (as determined by the occurrence of one or more loss events): lifetime
ECL are
always recognized
by estimating
expected cash
flows based
on a
chosen recovery
strategy. Credit-impaired
exposures may
include positions
with nil
allowance, for
example because
they are
expected to
be fully
recoverable
through collateral held.
–
Purchased credit-impaired
(PCI) –
those financial
instruments that
are purchased
at a
deep discount
or newly
originated
with a defaulted counterparty; they
remain a separate category until
derecognition, with changes in lifetime
ECL from
initial recognition recognized as a loss allowance.
Consistent with
the requirements
of IFRS 3
and IFRS 9,
immediately after
the application
of the
acquisition method
to
the business combination, acquired financial instruments carried at amortized cost or FVOCI that are not deemed credit
impaired are
classified as
stage 1 financial
instruments and
a maximum
12-month ECL
is recognized,
resulting in
a carrying
amount of the respective financial instruments below their acquisition-date fair value. As and when significant increases in credit risk subsequently arise, these exposures will move to stage 2, and if assessed to be credit impaired, to stage 3.
All or
part of
a financial
asset is
written off
if it
is deemed
uncollectible or
forgiven. Write-offs
reduce the
principal amount
of a claim
and are charged
against related allowances
for credit losses.
Recoveries, in part
or in full,
of amounts previously
written off are credited to Credit loss expense / (release)
.
ECL are recognized in
the income statement in
Credit loss expense /
(release)
. A corresponding ECL
allowance is reported
as a decrease in
the carrying amount of
financial assets measured at amortized
cost on the balance
sheet. For financial
assets that
are measured
at FVOCI,
the carrying
amount is
not reduced,
but an
accumulated amount
is recognized
in
Other comprehensive
income
. For
off-balance sheet financial
instruments and other
credit lines,
provisions for
ECL are
presented in Provisions.
Default and credit impairment
UBS
applies a
single
definition of
default for
credit
risk
management purposes,
regulatory
reporting
and ECL,
with a
counterparty classified as defaulted based on quantitative and qualitative criteria.
›
Refer to the “Risk management and control”
section of this report for more information
Measurement of expected credit losses
IFRS 9 ECL reflect
an unbiased, probability-weighted estimate
based on loss expectations
resulting from default
events.
The method used
to calculate ECL
applies the following
principal factors: probability
of default (PD),
loss given
default
(LGD) and
exposure at
default (EAD). Parameters
are generally
determined on an
individual financial
asset level.
Based
on the materiality of the
portfolio, for credit card
exposures and personal account overdrafts
in Switzerland, a portfolio
approach is applied
that derives
an average PD
and LGD for
the entire portfolio.
PDs and LGDs
used in the
ECL calculation
are point-in-time (PIT)
based for key portfolios
and consider both current
conditions and expected cyclical
changes. For
material portfolios,
PDs and
LGDs are determined
for different scenarios,
whereas EAD projections
are treated as
scenario
independent.
For the purpose of
determining the ECL-relevant parameters, UBS
leverages its Basel III advanced internal
ratings-based
(A-IRB) models
that are also
used in determining
expected loss (EL)
and risk-weighted assets
under the Basel III
framework
and
Pillar 2
stress
loss
models.
Adjustments
have
been
made
to
these
models
and
IFRS-9-related
models
have
been
developed that consider the complexity, structure and risk profile of relevant portfolios and take account of the fact that
PDs and LGDs
used in the
ECL calculation
are PIT based,
as opposed
to the corresponding
Basel III through-the-cycle
(TTC)
parameters. All models that are relevant for
measuring expected credit losses are subject to
UBS’s model validation and
oversight processes.
Probability of default:
PD represents the probability of a default over a specified time period. A 12-month PD represents the probability of default determined for the next 12 months and a lifetime PD represents the probability of default over
the remaining
lifetime of
the instrument.
PIT PDs
are derived
from TTC
PDs and
scenario forecasts.
The modeling
is region,
industry and client
segment specific and
considers both macroeconomic
scenario dependencies and
client-idiosyncratic
information.
Exposure at default:
EAD represents an
estimate of the
exposure to credit
risk at the
time of a
potential default occurring,
considering expected repayments, interest payments and accruals, discounted at the EIR. Future drawdowns on facilities are considered through a
credit conversion factor (a
CCF) that is
reflective of historical drawdown
and default patterns
and the characteristics of the respective portfolios.
Loss given default:
LGD represents
an estimate of
the loss at the
time of a potential
default occurring,
taking into account
expected
future
cash
flows
from
collateral
and
other
credit
enhancements,
or
expected
payouts
from
bankruptcy
proceedings
for unsecured
claims and,
where applicable,
time to realization
of collateral
and the seniority
of claims.
LGD is
commonly
expressed
as a percentage
of EAD.
Estimation of expected credit losses
Number of scenarios and estimation of scenario weights
Determination
of probability-weighted
ECL requires
evaluating
a range of
diverse and
relevant future
economic
conditions,
especially
with a view
to modeling
the non-linear
effect of assumptions
about macroeconomic
factors on
the estimate.
To
accommodate
this
requirement,
UBS
uses
different
economic
scenarios
in
the
ECL
calculation.
Each
scenario
is
represented by
a specific
scenario narrative,
which is
relevant considering
the exposure
of key
portfolios to
economic
risks, and
for which
a set of
consistent macroeconomic
variables is
determined. The
estimation of
the appropriate
weights
for
these
scenarios
is
predominantly
judgment
based.
The
assessment
is
based
on
a
holistic
review
of
the
prevailing
economic or
political conditions,
which may
exhibit different
levels of
uncertainty. It
takes into
account the
impact of
changes in the nature and severity of the underlying scenario narratives and the projected economic variables.
The determined weights constitute the probabilities that
the respective set of macroeconomic conditions will
occur and
not that the chosen particular narratives with the related macroeconomic variables will materialize.
Macroeconomic and other factors
The range of
macroeconomic, market
and other factors
that is modeled
as part of
the scenario determination
is wide,
and historical information is used to
support the identification of the key
factors. As the forecast horizon
increases, the
availability of
information decreases,
requiring an
increase in
judgment. For
cycle-sensitive PD
and LGD
determination
purposes, UBS projects the
relevant economic factors for
a period of three
years before reverting, over
a specified period,
to cycle-neutral PD and LGD for longer-term projections.
Factors relevant
for ECL
calculation vary
by type
of exposure.
Regional and
client-segment characteristics are
generally
taken into account, with a specific focus on Switzerland and the US, considering UBS’s key ECL-relevant portfolios.
For UBS, the following
forward-looking macroeconomic variables represent
the most relevant factors
for ECL calculation:
–
gross domestic product (GDP) growth rates, given their significant effect on borrowers’ performance;
–
unemployment rates, given their significant effect on private clients’ ability to meet contractual obligations;
–
house price indices, given their significant effect on mortgage collateral valuations;
–
interest rates, given their significant effect on counterparties’ abilities to service debt;
–
consumer price
indices, given
their overall
relevance for
companies’ performance,
private clients’
purchasing power
and economic stability;
– equity indices, given that they are an important factor in UBS’s corporate rating tools; and
– commodity price indices, given their overall relevance for entities’ performance due to the impact on operating costs.
›
Refer to Note 19 for more information
ECL measurement period
The period for
which lifetime ECL
are determined
is based on
the maximum contractual
period that UBS
is exposed to
credit
risk,
taking
into
account
contractual
extension,
termination
and
prepayment
options.
For
irrevocable
loan
commitments and
financial guarantee
contracts, the
measurement period
represents the
maximum contractual
period
for which UBS has an obligation to extend credit.
Additionally, some financial instruments include
both an on-demand loan and a
revocable undrawn commitment, where
the contractual
cancellation right
does not
limit UBS’s
exposure to
credit risk
to the
contractual notice
period, as
the
borrower has the ability
to draw down funds
before UBS can take
risk-mitigating actions. In such cases
UBS is required
to estimate the period over which it is
exposed to credit risk. This applies to UBS’s
credit card limits, which do not have a
defined contractual maturity
date, are callable
on demand and
where the drawn
and undrawn components
are managed
as one exposure. The exposure arising from UBS’s credit card limits is not significant and is managed at a portfolio level, with credit actions
triggered when balances
are past due.
An ECL measurement period
of seven years is
applied for credit
card limits, capped at 12 months for stage 1 balances, as a proxy for the period that UBS is exposed to credit risk.
Customary master
credit agreements
in the
Swiss corporate
market also
include on-demand
loans and
revocable undrawn
commitments.
For
smaller
commercial
facilities,
a
risk-based
monitoring
(RbM)
approach
is
in
place
that
highlights
negative
trends
as
risk
events,
at
an
individual
facility
level,
based
on
a
combination
of
continuously
updated
risk
indicators. The
risk events
trigger additional
credit reviews
by a
risk officer,
enabling informed
credit decisions
to be taken.
Larger corporate facilities are not subject to RbM but are reviewed at least annually through a formal credit review. UBS
has assessed these credit risk management practices and considers both the RbM approach and formal credit reviews as substantive
credit
reviews
resulting
in
a
re-origination
of
the
given
facility.
Following
this,
a
12-month
measurement
period from the reporting date
is used for both types
of facilities as an appropriate
proxy of the period over
which UBS
is exposed to
credit risk, with
12 months
also used as
a look-back period
for assessing
an SICR, always
from the
respective
reporting date.
Significant increase in credit risk
Financial
instruments
subject
to
ECL
are
monitored
on
an
ongoing
basis.
To
determine
whether
the
recognition
of
stage 1
maximum
12-month
ECL
continues
to
be
appropriate,
an
assessment
is
made
as
to
whether
an
SICR
has
occurred since
initial recognition
of the financial
instrument,
applying both
quantitative
and qualitative
factors.
Primarily, UBS
assesses changes
in an
instrument’s risk
of default
on a
quantitative basis
by comparing
the annualized
forward-looking and scenario-weighted lifetime PD of an instrument determined at two different dates:
–
at the reporting date; and
– at inception of the instrument.
If, based on UBS’s quantitative
modeling, an increase exceeds a
set threshold, an SICR is
deemed to have occurred and
the instrument is transferred to stage 2 with lifetime ECL recognized.
The threshold applied
varies depending on
the original credit
quality of the
borrower, with a
higher SICR threshold
set
for those
instruments with
a low
PD at
inception. The
SICR assessment
based on
PD changes
is made
at an
individual
financial asset level.
A high-level overview
of the
SICR trigger, which
is a multiple
of the
annualized remaining lifetime
PIT PD
expressed in
rating downgrades,
is provided
in the
“SICR thresholds”
table below.
The actual
SICR thresholds
applied are defined on a more granular level by interpolating between the values shown in the table.
SICR thresholds
Internal rating at origination
of the instrument
Rating downgrades /
SICR trigger
0–3 3
4–8 2
9–13 1
›
Refer to the “Risk management and control” section of this report for more details about UBS’s internal rating system
Irrespective of
the SICR
assessment based
on default
probabilities, credit
risk is
generally deemed
to have
significantly
increased for an instrument if contractual payments are more than 30 days past due. For certain less material portfolios, specifically the
Swiss credit card
portfolio, the 30-day
past due criterion
is used as
the primary indicator
of an SICR.
Where
instruments are transferred to
stage 2 due to the
30-day past due criterion,
a minimum period of
six months is applied
before a transfer
back to stage 1
can be triggered,
where applicable. For
instruments in Personal
& Corporate Banking
and Global
Wealth Management
Region Switzerland
that are
between 90
and 180
days past
due but
have not
been
reclassified to stage 3, a one-year period is applied before a transfer back to stage 1 can be triggered.
Additionally,
based
on
individual
counterparty-specific
indicators,
external
market
indicators
of
credit
risk
or
general
economic conditions, counterparties may be moved
to a watch list, which is used
as a secondary qualitative indicator for
an
SICR.
Exception
management
is
further
applied,
allowing
for
individual
and
collective
adjustments
on
exposures
sharing the same credit risk characteristics to take account of specific situations that are not otherwise fully reflected.
In general, the overall
SICR determination process does
not apply to Lombard
loans, securities financing transactions
and
certain
other
asset-based
lending
transactions,
because
of
the
risk
management
practices
adopted,
including
daily
monitoring processes
with strict
margining. If
margin calls
are not
satisfied, a
position is
closed out
and classified
as a
stage 3 position. In exceptional cases,
an individual adjustment and a
transfer into stage 2 may be made
to take account
of specific facts.
Credit risk
officers are
responsible for
the identification of
an SICR,
which for
accounting purposes
is in
some respects
different
from
internal
credit
risk
management
processes.
This
difference
mainly
arises
because
ECL
accounting
requirements are instrument
specific, such that
a borrower can
have multiple exposures
allocated to different
stages, and
maturing loans in stage 2 will migrate to stage 1 upon renewal irrespective of the actual credit risk at that time. Under a
risk-based
approach,
a
holistic
counterparty
credit
assessment
and
the
absolute
level
of
risk
at
any
given
date
will
determine what risk-mitigating actions may be warranted.
›
Refer to the “Risk management and control”
section of this report for more information
Critical accounting estimates and judgments
The calculation of ECL requires management to apply significant judgment and make estimates and assumptions that can result in significant changes to the
timing and the amount of ECL recognized.
Determination of a significant increase in credit risk
IFRS 9 does
not include
a definition
of what
constitutes an
SICR, with
UBS’s assessment
considering qualitative
and quantitative
criteria. An
IFRS 9 ECL
Management Forum has been established to review and challenge the SICR results.
Scenarios, scenario weights and macroeconomic variables
ECL reflect an unbiased and probability-weighted amount, which
UBS determines by evaluating a range
of possible outcomes. Management selects forward-
looking
scenarios
that
include
relevant
macroeconomic
variables
and
management’s
assumptions
around
future
economic
conditions.
IFRS 9
Scenario
Sounding Sessions, in addition to
the IFRS 9 ECL Management Forum,
are in place to derive,
review and challenge the
scenario selection and weights, and
to determine whether any additional post-model adjustments are required that may significantly affect ECL.
ECL measurement period
Lifetime ECL are generally determined based upon
the contractual maturity of the transaction,
which significantly affects ECL. For credit card limits and
Swiss
callable master credit facilities, judgment is required,
as UBS must determine the period over which it is exposed to credit risk. A seven-year period is applied for credit card limits, capped at 12 months for stage 1 positions, and a 12-month period applied for master credit facilities.
Modeling and post-model adjustments
A number
of complex
models have been
developed or
modified to
calculate ECL,
with additional
post-model adjustments
required that
may significantly
affect ECL. The models are subject to
UBS’s Governance of Models policy and the related control
framework. The post-model adjustments are approved by
the ECL Management Forum and ratified by the Group Chief Financial Officer and Group Chief Risk Officer.
A sensitivity analysis covering key macroeconomic variables, scenario weights and SICR trigger points on ECL measurement is provided in Note 19f.
›
Refer to Note 19 for more information
h. Restructured and modified financial assets
When payment
default is
expected, or
where
default has
already
occurred,
UBS may
grant concessions
to borrowers
experiencing financial
difficulties
that
it would
not consider
in the
normal course
of
its business,
such as
preferential
interest rates, extension of maturity, modifying the schedule of repayments, debt / equity swap, subordination, etc.
›
Refer to the “Risk management and control” section of this report for more information
Modifications may
result in
an alteration
of future
contractual cash
flows and
can occur
within UBS’s
normal risk
tolerance
or as part of a credit restructuring
where a counterparty is in financial difficulties. The restructuring or modification of a
financial asset
could lead
to a
substantial change
in the
terms and
conditions, resulting
in the
original financial
asset
being derecognized and a new financial asset being recognized, measured initially at fair value. Where the modification does not result in derecognition, any difference between the modified contractual cash flows discounted at the original
EIR and the
existing gross carrying
amount of the
given financial asset
is recognized in
the income statement as
of the
date of modification.
i. Offsetting
UBS presents recognized financial assets and liabilities net on its balance sheet only if (i) it has a legally enforceable right to set off
the recognized amounts
and (ii) it intends
either to settle
on a net
basis or to
realize the
asset and settle
the
liability simultaneously. Netted positions include, for example, certain derivatives and repurchase and reverse repurchase transactions with various counterparties, exchanges and clearing houses.
In
assessing
whether
UBS
intends
to
either
settle
on
a
net
basis,
or
to
realize
the
asset
and
settle
the
liability
simultaneously, emphasis is placed on the effectiveness
of operational settlement mechanics in eliminating
substantially
all credit and liquidity exposure between the counterparties. This condition precludes offsetting on the balance sheet for
substantial amounts
of
UBS’s financial
assets
and
liabilities, even
though
they
may
be
subject to
enforceable
netting
arrangements.
Securities
financing
transactions
are
presented
net
only
to
the
extent
that
the
settlement
mechanism
eliminates,
or
results
in
insignificant,
credit
and
liquidity
risk,
and
processes
the
receivables
and
payables
in
a
single
settlement process or cycle.
›
Refer to Note 21
for more information
j. Hedge accounting
The
Group
applies
hedge
accounting
requirements
of
IFRS 9
where
the
criteria
for
documentation
and
hedge
effectiveness are
met. If
a hedge
relationship no
longer meets
the criteria
for hedge
accounting, hedge
accounting is
discontinued. Voluntary discontinuation of hedge accounting is not permitted under IFRS 9.
Fair value hedges of interest rate risk related to debt instruments and loan assets
The fair
value change of
the hedged
item attributable to
a hedged
risk is
recognized as
an adjustment to
the carrying
amount
of
a
hedged
item
measured
at
amortized
cost
and
already
reflected
in
the
measurement
of
a
hedged
item
measured at FVOCI,
with such changes
recognized in the
income statement (as
opposed to
Other comprehensive income
for a hedged item measured at FVOCI) along with the change in the fair value of the hedging instrument.
Fair value hedges of FX risk related to debt instruments
The fair value change of the hedged item attributable to the hedged risk is reflected in the measurement of the hedged item and
recognized in
the income
statement along
with the
change in
the fair
value of
the hedging
instrument. The
foreign currency basis spread
of cross-currency swaps designated
as hedging derivatives
is excluded from
the designation
and accounted
for as
a cost
of hedging
with amounts
deferred
in
Other comprehensive
income
within
Equity . These
amounts are released to the income statement over the term of the hedged item.
Discontinuation of fair value hedges
When fair value hedges are discontinued for reasons other than derecognition of the hedged item, the effective interest
rate of the hedged item
is adjusted to amortize the
fair value of the hedge
risk at the point of
discontinuation through
the income statement over the remaining life of the
hedged item. If the hedged item is derecognized, the
derecognition
gain or loss includes the impact of
any fair value hedge adjustments. The deferred
cost of hedging amount is reclassified
from
Other
comprehensive
income
within
Equity
to
the
income
statement
regardless
of
the
hedged
item
being
derecognized.
Cash flow hedges of forecast transactions
Fair value gains
or losses associated
with the effective
portion of derivatives
designated as cash
flow hedges for
cash flow
repricing
risk are
recognized initially
in
Other comprehensive
income
within
Equity
and reclassified
to
Interest income
from financial instruments
measured at amortized
cost and fair
value through other
comprehensive income
or
Interest
expense from
financial
instruments measured
at
amortized cost
in the
periods
when the
hedged forecast
cash
flows
affect profit
or loss, including
discontinued hedges for
which forecast cash
flows are expected
to occur.
If the forecast
transactions are
no longer
expected to
occur,
the deferred
gains or
losses are
immediately reclassified
to the
income
statement.
Hedges of net investments in foreign operations
Gains or losses
on the hedging
instrument relating to
the effective portion
of a hedge
are recognized
directly in
Other
comprehensive income
within
Equity
, while any gains or losses relating
to the ineffective and / or
undesignated portion
(for example,
the interest
element of
a forward contract)
are recognized in
the income
statement. Upon
disposal or
partial
disposal of the foreign
operation, the cumulative value of
any such gains or losses
recognized in
Equity
associated with
the entity is reclassified to Other income .
›
Refer to Note 24 for more information
3) Fee and commission income and expenses
UBS earns
fee income
from the
diverse range
of services
it provides
to its
clients. Fee
income can
be divided
into two
broad
categories: fees
earned from
services that
are
provided
over a
certain period
of time,
such as
management of
clients’ assets, custody
services and certain
advisory services; and
fees earned
from PIT services,
such as underwriting
fees,
deal-contingent merger and acquisitions
fees, and brokerage fees (e.g.
securities and derivatives execution
and clearing).
UBS recognizes
fees earned
from
PIT services
when it
has fully
provided the
service to
the client.
Where the
contract
requires services to be provided
over time, income
is recognized on a
systematic basis over the
life of the
agreement. This
includes fees related to
loan commitments where it
is not probable that
a specific lending arrangement will
be entered
into, which are recognized over the life of the commitment.
Consideration received
is allocated
to the
separately identifiable
performance obligations
in a
contract. Owing
to the
nature of UBS’s business, contracts that include multiple performance obligations are typically those that are considered to include a
series of similar
performance obligations fulfilled over
time with the
same pattern of transfer
to the client,
e.g.
management
of
client
assets
and
custodial
services.
As
a
consequence,
UBS
is
not
required
to
apply
significant
judgment in allocating the consideration received across the various performance obligations.
PIT services
are generally
for a
fixed price
or dependent
on deal
size, e.g. a
fixed number
of basis
points of
trade size,
where the amount of revenue is
known when the performance obligation
is met. Fixed-over-time fees are recognized
on
a straight-line
basis over
the performance
period. Custodial
and asset
management fees
can be
variable through
reference
to
the
size
of
the
customer
portfolio.
However,
they
are
generally
billed
on
a
monthly
or
quarterly
basis
once
the
customer’s
portfolio
size
is
known
or
known
with
near
certainty
and
therefore
also
recognized
ratably
over
the
performance period. UBS does not recognize performance fees
related to management of clients’ assets or
fees related
to contingencies beyond UBS’s control until such uncertainties are resolved.
UBS’s
fees
are
generally
earned
from
short-term
contracts.
As
a
result,
UBS’s
contracts
do
not
include
a
financing
component or
result in
the recognition
of significant
receivables or
prepayment assets.
Furthermore, due
to the
short-
term nature of such contracts, UBS has not capitalized any material costs to obtain or fulfill a contract or generated any significant contract assets or liabilities.
UBS presents expenses primarily in line
with their nature in the income statement,
differentiating between expenses that
are directly
attributable to
the satisfaction
of specific
performance obligations
associated with
the generation
of revenues,
which
are
generally
presented
within
Total
revenues
as
Fee
and
commission
expense
,
and
those
that
are
related
to
personnel, general and administrative
expenses, or depreciation and
amortization, which are presented
within
Operating
expenses
. For derivatives
execution and clearing
services (where UBS
acts as an
agent), UBS only
recognizes its specific
fees in the income statement, with fees payable to
other parties not recognized as an expense but
instead directly offset
against the associated income collected from the given client.
›
Refer to Note 4 for more information, including the disaggregation of revenues
4) Share-based and other deferred compensation plans
UBS recognizes
expenses for
deferred compensation
awards over
the period
that the
employee is
required
to provide
service to
become entitled
to the
award. Where
the service
period is
shortened, for example
in the
case of
employees
affected by restructuring programs or
mutually agreed termination provisions,
recognition of such expense
is accelerated
to the
termination date.
Where no
future service
is required,
such as
for employees
who are
eligible for
retirement or
who
have
met
certain
age
and
length-of-service
criteria,
the
services
are
presumed
to
have
been
received
and
compensation expense is recognized over
the performance year or,
in the case of off
-cycle awards, immediately on
the
grant date.
Share-based compensation plans
Share-based compensation expense is
measured by reference
to the fair value
of the equity instruments on
the date of
grant, taking
into account
the terms
and conditions
inherent in
the award,
including, where
relevant, dividend
rights,
transfer restrictions in effect beyond the vesting date, market conditions, and non-vesting conditions.
For equity-settled awards, fair value is
not remeasured unless the terms of
the award are modified such that
there is an
incremental
increase
in
value.
Expenses
are
recognized,
on
a
per-tranche
basis,
over
the
service
period
based
on
an
estimate of
the number
of instruments
expected to
vest and
are adjusted
to reflect
the actual
outcomes of
service or
performance conditions.
For equity-settled
awards, forfeiture
events resulting
from a
breach of
a non-vesting
condition (i.e.
one that
does not
relate to a service or performance condition) do not result in any adjustment to the share-based compensation expense.
For cash-settled
share-based awards,
fair value
is remeasured
at each
reporting date,
so that
the cumulative
expense
recognized equals the cash distributed.
Other deferred compensation plans
Compensation
expense
for
other
deferred
compensation
plans
is
recognized
on
a
per-tranche
or
straight-line
basis,
depending on
the nature
of the
plan. The
amount recognized
is measured
based on
the present
value of
the amount
expected to be paid
under the plan
and is remeasured at
each reporting date, so
that the cumulative
expense recognized
equals the cash or the fair value of respective financial instruments distributed.
›
Refer to Note 26 for more information
5) Post-employment benefit plans
Defined benefit plans
Defined benefit plans specify
an amount of benefit
that an employee will
receive, which usually depends on
one or more
factors, such as
age, years of
service and compensation. The
defined benefit liability recognized
in the balance
sheet is
the present value of the defined benefit obligation, measured using the projected unit credit method, less the fair value
of the
plan’s assets
at the
balance sheet
date, with
changes resulting
from
remeasurements
recorded
immediately in
Other comprehensive income
. If the fair value of the plan’s assets is
higher than the present value of the defined benefit
obligation, the recognition of the resulting net asset is limited to the present value of economic benefits available in the form of refunds
from the
plan or reductions
in future
contributions to the
plan. Calculation of
the net defined
benefit
obligation or asset
takes into account
the specific features
of each
plan, including risk
sharing between employee
and
employer, and is calculated periodically by independent qualified actuaries.
Defined contribution plans
A
defined
contribution
plan
pays
fixed
contributions
into
a
separate
entity
from
which
post-employment
and
other
benefits are paid. UBS has no legal or constructive obligation to pay further amounts if the plan does not hold sufficient assets to
pay employees
the benefits
relating to employee
service in
the current and
prior periods.
Compensation expense
is recognized when the
employees have rendered
services in exchange for contributions.
This is generally in
the year of
contribution. Prepaid contributions are
recognized as an
asset to the extent
that a cash refund
or a reduction
in future
payments is available.
›
Refer to Note 25 for more information
6) Income taxes
UBS is subject to the income tax laws of Switzerland and those of the non-Swiss jurisdictions in which UBS has business operations.
The Group’s provision for income taxes is
composed of current and deferred taxes.
Current income taxes represent taxes
to be paid or refunded for the current period or previous periods.
Deferred tax
assets (DTAs)
and deferred
tax liabilities
(DTLs) are
recognized for
temporary differences
between the
carrying
amounts and
tax bases
of assets
and liabilities
that will
result in
deductible or
taxable amounts,
respectively in
future
periods. DTAs may also arise from other sources, including unused tax losses and unused tax credits. DTAs and
DTLs are
measured using
the applicable
tax rates
and laws
that have
been enacted
or substantively
enacted by
the end
of the
reporting period and that will be in effect when such differences are expected to reverse.
DTAs are recognized only to
the extent it is
probable that sufficient taxable profits
will be available against
which these
differences can
be used.
When an
entity or
tax group
has a
history of
recent losses,
DTAs are
only recognized
to the
extent that there are sufficient taxable temporary
differences or there is convincing
other evidence that sufficient taxable
profit will be available against which the unused tax losses can be utilized.
Deferred and current
tax assets and
liabilities are offset
when: (i) they arise
in the same
tax reporting group;
(ii) they relate
to the same
tax authority; (iii) the
legal right to
offset exists; and
(iv) with respect to
current taxes they
are intended to
be settled net or realized simultaneously.
Current and deferred taxes are recognized as income tax benefit or expense in the income statement, except for current
and deferred taxes recognized in relation to: (i) the acquisition of a subsidiary (for which such amounts would affect the amount of
goodwill arising
from the
acquisition); (ii) gains
and losses
on the
sale of
treasury shares
(for which
the tax
effects
are
recognized
directly
in
Equity
);
(iii) unrealized
gains
or
losses
on
financial
instruments
that
are
classified
at
FVOCI; (iv) changes in
fair value of
derivative instruments designated
as cash flow
hedges; (v) remeasurements of
defined
benefit plans; or
(vi) certain foreign currency translations
of foreign operations.
Amounts relating to points
(iii) through
(vi) above are recognized in Other comprehensive income
within
Equity .
UBS
reflects
the
potential
effect
of
uncertain
tax
positions
for
which
acceptance
by
the
relevant
tax
authority
is
not
considered probable
by adjusting current
or deferred taxes,
as applicable, using
either the most
likely amount
or expected
value methods, depending on
which method is
deemed a better
predictor of the
basis on which,
and extent to
which,
the uncertainty will be resolved.
Critical accounting estimates and judgments
Tax laws
are complex, and judgment and interpretations
about the application of such laws are
required when accounting for income
taxes. UBS considers
the performance
of its
businesses and
the accuracy
of historical
forecasts and
other factors
when evaluating
the recoverability
of its
DTAs,
including the
remaining tax loss carry-forward
period, and its assessment
of expected future taxable
profits in the forecast
period used for recognizing
DTAs. Estimating
future profitability and business plan forecasts is inherently subjective and is particularly sensitive to future economic, market and other conditions.
Forecasts are
reviewed annually,
but adjustments
may be made
at other times,
if required.
If recent
losses have
been incurred,
convincing evidence
is
required to
prove there
is sufficient future
profitability given
that the value
of UBS’s DTAs
may be affected,
with effects primarily
recognized through
the
income statement.
In addition, judgment is required to assess the expected value of uncertain tax positions and the related probabilities, including interpretation of tax laws,
the resolution of any income-tax-related appeals and litigation.
›
Refer to Note 8 for more information
7) Investments in associates
Interests in entities
where UBS has
significant influence
over the financial
and operating policies
of these entities
but does
not have control
are classified as
investments in
associates and are
accounted for
under the equity
method of accounting.
Typically,
UBS has significant
influence when it
holds, or has
the ability to
hold, between 20%
and 50% of
an entity’s
voting rights. Investments in
associates are initially recognized at
cost, and the carrying
amount is increased or decreased
after
the
date
of
acquisition
to
recognize
the
Group’s
share
of
the
investee’s
comprehensive
income
and
dividends
received
and
adjusted
for
any
impairment
losses.
The
net
investment
in
an
associate
is
impaired
if
there
is
objective
evidence of a loss event and the carrying amount of the investment in the associate exceeds its recoverable amount.
›
Refer to Note 27 for more information
8) Property, equipment and software
Property,
equipment and software
is measured
at cost
less accumulated depreciation
and impairment losses.
Software
development costs are capitalized only when the costs can be measured reliably and it is probable that future economic benefits
will
arise.
Depreciation
of
property,
equipment
and
software
begins
when
they
are
available
for
use
and
is
calculated on a straight-line basis over an asset’s estimated useful life.
Property,
equipment
and
software
are
generally
tested
for
impairment
at
the
appropriate
cash-generating
unit
level,
alongside goodwill and
intangible assets as
described in item 9 in
this Note. An
impairment charge is
recognized for such
assets
if
the
recoverable
amount
is
below
its
carrying
amount.
The
recoverable
amounts
of
such
assets,
other
than
property that has a market
price, are generally determined using a
replacement cost approach that reflects the
amount
that would be currently required by a
market participant to replace the service capacity
of the asset. If such assets are
no
longer used, they are tested individually for impairment.
›
Refer to Note 11 for more information
9) Goodwill and other separately identifiable intangible assets
Goodwill represents
the
excess of
the
consideration over
the
fair
value of
identifiable assets, liabilities
and
contingent
liabilities
acquired
that arises
in a
business
combination.
Goodwill
is not
amortized
but is
assessed
for impairment
at the
end
of each reporting period,
or when indicators of impairment
exist.
UBS tests goodwill
for impairment annually,
irrespective
of whether there
is any
indication of impairment.
An impairment
charge is
recognized
in the
income statement
if the
carrying amount exceeds the recoverable amount of a cash-generating unit.
Negative
goodwill,
generally
determined
based
on
the
difference
between
the
fair
values
for
the
identifiable
assets
acquired and liabilities assumed and consideration transferred, is recognized in the income statement on the acquisition date.
Separately from goodwill, UBS recognizes
the identifiable intangible assets
acquired in a business combination,
including
those that were
not previously recognized
in the financial
statements of the
acquiree. Amortization of
these intangible
assets is recognized on a straight-line basis over their estimated useful life. These assets are tested for impairment at the appropriate cash-generating-unit level.
Critical accounting estimates and judgments
UBS‘s methodology
for goodwill
impairment testing
is based on
a model that
is most
sensitive to the
following key
assumptions: (i) forecasts
of earnings
available to shareholders (typically
estimated on a discrete basis
for years one to three);
(ii) changes in the discount rates;
and (iii) changes in the long-term
growth rate.
Earnings available to shareholders are estimated on the
basis of forecast results, which are
part of the business plan approved by
the BoD. The discount
rates and
growth rates
are determined
using external
information, and
also considering
inputs from
both internal
and external
analysts and
the view
of
management.
The key assumptions used to
determine the recoverable amounts of
each cash-generating unit are
tested for sensitivity by applying
reasonably possible
changes to those assumptions.
›
Refer to Notes 2 and
12
for more information
10) Provisions and contingent liabilities
Provisions are
liabilities of
uncertain timing
or amount,
and are
generally recognized
in accordance
with IAS 37,
Provisions,
Contingent Liabilities and
Contingent Assets
, when: (i) UBS
has a
present obligation as
a result
of a
past event; (ii) it
is
probable that an outflow of resources will be required to settle the obligation; and (iii) a reliable estimate of the amount of the
obligation can
be made.
IAS 37 provisions
are measured
considering the
best estimate
of the
consideration required
to settle the present obligation at the balance sheet date.
When conditions required to recognize a
provision are not met, a contingent
liability is disclosed, unless the likelihood
of
an outflow
of resources
is remote.
Contingent liabilities
are also
disclosed for
possible obligations
that arise
from past
events, the existence of which will be confirmed only by uncertain future events not wholly within the control of UBS.
Contingent
liabilities,
more
specifically
in
relation
to
litigations,
recognized
in
a
business
combination
are
initially
measured at fair value. Subsequently,
they are measured at the
higher of the initial fair
value and the amount
that would
be recognized in accordance with the requirements for provisions outlined above, until the contingency is resolved.
Critical accounting estimates and judgments
Recognition of provisions often involves
significant judgment in assessing the existence
of an obligation that results
from past events and in
estimating the
probability, the
timing and the amount of any outflows of resources.
This is particularly the case for litigation, regulatory and similar matters, which, due to
their nature, are subject to many uncertainties, making their outcome difficult to predict.
The amount of any
provision recognized is
sensitive to the assumptions
used, and there
could be a wide
range of possible outcomes
for any particular
matter.
Management regularly reviews all the available information
regarding such matters, including legal advice, to assess
whether the recognition criteria for
provisions have been satisfied and to determine the timing and the amount of any potential outflows.
›
Refer to Note 17
for more information
11) Foreign currency translation
Transactions denominated in a foreign currency
are translated into the functional currency of the reporting entity at the spot exchange
rate on
the date
of the
transaction. At
the balance
sheet date,
all monetary
assets, including
those at
FVOCI, and
monetary liabilities
denominated in
foreign currency
are
translated into
the functional
currency
using the
closing exchange rate. Translation
differences are reported in
Other net income from financial instruments measured at
fair value through profit or loss .
Non-monetary items measured at historical cost are translated at the exchange rate on the date of the transaction.
Upon consolidation,
assets and
liabilities
of foreign
operations
are translated
into US
dollars,
UBS’s presentation
currency,
at
the closing
exchange rate
on the balance
sheet date,
and income and
expense items
and other comprehensive
income are
translated
at the average
rate for the
period. The
resulting foreign
currency translation
differences
are recognized
in
Equity
and reclassified
to the income
statement when
UBS disposes
of the foreign
operation,
either partially
or in its entirety,
and
UBS no longer
controls the
foreign operation.
Share
capital issued,
share premium
and treasury
shares held
are translated
at the historic
average rate,
with the difference
between the
historic average
rate and the
spot rate realized
upon repayment
of share capital
or disposal
of treasury
shares
reported
as
Share
premium.
Cumulative
amounts
recognized
in
Other
comprehensive
income
in respect
of cash
flow
hedges
and financial
assets measured
at FVOCI are
translated
at the closing
exchange rate
as of the balance
sheet dates,
with any
translation
effects adjusted
through
Retained earnings .
›
Refer to Note 31 for more information
12) UBS Group AG shares held (treasury shares)
UBS Group AG shares
held by the Group,
including those purchased as
part of market-making activities,
are presented
in Equity
as
Treasury
shares
at their
acquisition cost
and are
deducted from
Equity
until they
are canceled
or reissued.
The difference between the proceeds from sales of treasury shares and their weighted average cost (net of tax, if any) is reported as Share premium .
13) Cash and cash equivalents
For the purposes of the statement of cash flows, cash and cash equivalents consist of balances with an original maturity of three months or less including cash, money market paper and balances with central and other banks.
In certain circumstances
cash and cash equivalent
balances held by UBS
are not available
for the use
by the Group,
for
example amounts
placed at
central banks
to
meet
local statutory
minimum reserve
requirements, balances
protected
under client asset segregation rules and balances pledged under the depositor protection schemes.